Total
Institutional Class Shares and Class A Shares | Harvest Asian Bond Fund
Harvest Asian Bond Fund
Investment Objective
The Harvest Asian Bond Fund (the "Fund") seeks long-term total return through a combination of capital appreciation and current income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 48 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Institutional Class Shares and Class A Shares - Harvest Asian Bond Fund		Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		none	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.50%	1.50%
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 12 months of purchase.
[2]	as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Class Shares and Class A Shares - Harvest Asian Bond Fund		Institutional Class Shares	Class A Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		1.76%	1.91%
Total Annual Fund Operating Expenses		2.51%	2.91%
Less Fee Reductions and/or Expense Reimbursements	[1]	(1.63%)	(1.78%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements		0.88%	1.13%
[1]	Harvest Global Investments Limited ("Harvest" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.88% and 1.13% of the average daily net assets of the Institutional Class and Class A Shares, respectively, until April 30, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Class Shares and Class A Shares - Harvest Asian Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	90	626	1,188	2,723
Class A Shares	535	1,126	1,742	3,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 659% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities of Asian issuers, and other instruments with economic characteristics similar to such securities. Asian issuers include governments, and the agencies and instrumentalities of governments, in the China and Asian region. In addition, a company is considered to be an Asian issuer if: (i) at least 50% of the company's assets are located in the China and Asian region; (ii) at least 50% of the company's revenue is generated in the China and Asian region; (iii) the company is organized or maintains its principal place of business in the China and Asian region; or (iv) the company's securities are traded principally in the China and Asian region. Countries in the China and Asian region include Hong Kong, Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, Japan and Sri Lanka. The Fund invests primarily in securities that are denominated in U.S. dollars, Euro, Renminbi, the official currency of the People's Republic of China ("PRC") or other local Asian currencies.

The Fund may invest in PRC domestic securities through Bond Connect, a program that provides foreign investors with access to China’s onshore bond market. The Fund may also invest in participatory notes or other structured or derivative instruments (“Access Products”) and exchange-traded funds (“ETFs”) to gain exposure to, among other things, PRC domestic securities, and may invest in Renminbi-denominated securities traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC. In the event that Harvest obtains Qualified Foreign Institutional Investor (“QFII”) or Renminbi Qualified Foreign Institutional Investor (“RQFII”) status and is granted the quota to invest in PRC domestic securities, it may invest the Fund’s assets directly in such PRC domestic securities.

Additionally, the Fund may invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may invest in both investment-grade and high yield securities (also known as “junk bonds”). Investment grade securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade.

The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products and ETFs with economic characteristics similar to fixed income securities of Asian issuers will be included as investments that satisfy the Fund’s 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Fixed Income Securities Risk.

Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High Yield Securities ("Junk Bond") Risk. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

China-Related Investments Risk.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund’s investments to decline in value. The PRC government exercises significant control over the PRC’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with the PRC’s major trading partners, including the United States. In addition, as its consumer class emerges, the PRC’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

Bond Connect Risk.

Trading through Bond Connect is subject to a number of restrictions that may affect the Fund's investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit ("CMU") maintained with a China-based custodian (either the China Central Depository & Clearing Co. ("CDCC") or the Shanghai Clearing House ("SCH")). The Fund's ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund's ability to enforce rights as a bondholder may depend on CMU's ability or willingness as record-holder of Bond Connect securities to enforce the Fund's rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Emerging Markets Risk.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Securities Risk.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk which is described elsewhere in this section.

Derivatives Risk.

The Fund's use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Market risk and Liquidity risk are described elsewhere in this section. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk.

The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Portfolio Turnover Risk.

The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Currency Risk.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Exchange-Traded Funds Risk.

The Fund may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an ETF, it will bear a pro rata portion of the ETF's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an ETF more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Valuation Risk.

The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

LIBOR Replacement Risk.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-855-573-6994 or by visiting the Fund's website at www.harvestglobal.us.

BEST QUARTER	WORST QUARTER
6.67%	(2.87)%
3/31/2019	9/30/2015

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/2020 to 3/31/2020 was (10.42)%.

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown only for Institutional Class Shares. After-tax returns for Class A Shares will vary.

Average Annual Total Returns - Institutional Class Shares and Class A Shares - Harvest Asian Bond Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Institutional Class Shares	Fund Returns Before Taxes	12.14%	5.82%	5.91%		Feb. 27, 2013
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	8.05%	3.29%	3.28%		Feb. 27, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.52%	3.34%	3.34%		Feb. 27, 2013
Class A Shares	Class A Shares (reflects maximum sales charge of 4.25%)	6.13%	4.70%	5.07%		Feb. 27, 2013
JP Morgan Asia Credit Index (reflects no deduction for fees, expenses, or taxes)	JP Morgan Asia Credit Index (reflects no deduction for fees, expenses, or taxes)	11.34%	4.92%	4.56%	[1]	Feb. 27, 2013
[1]	Index comparison begins February 28, 2013.